Commitments (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum annual lease payments under the leases are as follows:
2014	$489
2015	200
2016	184
2017	21
2018	21
Thereafter	31

Total minimum payments required	$946